income taxes	6 Months Ended
Jun. 30, 2021
income taxes
income taxes

10    income taxes

	Three months		Six months
Periods ended June 30 (millions)	2021	2020	2021	2020
Current income tax expense
For the current reporting period	$150	$83	$279	$285
Adjustments recognized in the current period for income taxes of prior periods	(15)	(2)	(15)	(4)
	135	81	264	281
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(25)	32	(22)	(28)
Revaluation of deferred income tax liability to reflect future income tax rates	—	(2)	—	(5)
Adjustments recognized in the current period for income taxes of prior periods	1	6	1	8
	(24)	36	(21)	(25)
	$111	$117	$243	$256

Our income tax expense and effective income tax rate differ from those computed by applying the applicable statutory rates for the following reasons:

Three-month periods ended June 30 ($ in millions)	2021		2020
Income taxes computed at applicable statutory rates	$117	25.7%	$113	26.2%
Revaluation of deferred income tax liability to reflect future income tax rates	—	—	(2)	(0.5)
Adjustments recognized in the current period for income taxes of prior periods	(14)	(3.0)	4	0.9
Non-deductible amounts	6	1.3	6	1.4
Other	2	0.4	(4)	(0.9)
Income tax expense per Consolidated statements of income and other comprehensive income	$111	24.4%	$117	27.1%

Six-month periods ended June 30 ($ in millions)	2021		2020
Income taxes computed at applicable statutory rates	$236	25.7%	$243	26.3%
Revaluation of deferred income tax liability to reflect future income tax rates	—	—	(5)	(0.5)
Adjustments recognized in the current period for income taxes of prior periods	(14)	(1.5)	4	0.4
Non-deductible amounts	12	1.3	10	1.1
Other	9	0.9	4	0.4
Income tax expense per Consolidated statements of income and other comprehensive income	$243	26.4%	$256	27.7%